Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000234159
Shareholder Report [Line Items]
Fund Name	SPDR Blackstone High Income ETF
Trading Symbol	HYBL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Blackstone High Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone High Income ETF	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 260,473,219
Holdings Count | Holding	633
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$260,473,219 Number of Portfolio Holdings633 Portfolio Turnover Rate79%
Holdings [Text Block]

Top Security Type

Asset	%
Senior Floating Rate Loans	42.6%
Corporate Bonds & Notes	41.5%
Asset-Backed Securities	11.5%
Short-Term Investments	8.1%
Mutual Funds and Exchange Traded Products	2.1%
Common Stocks	0.1%

Top Ten Holdings

Holdings	%
SPDR Blackstone Senior Loan ETF	2.1%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31	0.6%
Hanesbrands, Inc., 4.88%, due 05/15/26	0.6%
Post Holdings, Inc., 4.63%, due 04/15/30	0.6%
Allison Transmission, Inc., 3.75%, due 01/30/31	0.6%
PMHC II, Inc., 9.06%, due 04/23/29	0.6%
Point Au Roche Park CLO Ltd., Class E, 10.98%, due 07/20/34	0.6%
Starwood Property Trust, Inc., 4.38%, due 01/15/27	0.5%
Auris Luxembourg III SARL, 8.18%, due 02/28/29	0.5%
Garda World Security Corp., 7.90%, due 02/01/29	0.5%

C000101921
Shareholder Report [Line Items]
Fund Name	SPDR Blackstone Senior Loan ETF
Trading Symbol	SRLN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Blackstone Senior Loan ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone Senior Loan ETF	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 7,950,561,411
Holdings Count | Holding	567
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$7,950,561,411 Number of Portfolio Holdings567 Portfolio Turnover Rate88%
Holdings [Text Block]

Top Security Type

Asset	%
Senior Floating Rate Loans	93.8%
Short-Term Investments	10.7%
Corporate Bonds & Notes	4.5%
Repurchase Agreements	1.2%
Common Stocks	0.4%

Top Ten Holdings

Holdings	%
Zayo Group Holdings, Inc., 7.47%, due 03/09/27	1.8%
AthenaHealth Group, Inc., 7.61%, due 02/15/29	1.6%
UKG, Inc.	1.6%
Central Parent, Inc.	1.6%
Allied Universal Holdco LLC, 8.21%, due 05/12/28	1.4%
Fertitta Entertainment LLC, 7.86%, due 01/27/29	1.3%
Cotiviti Corp., 7.30%, due 05/01/31	1.3%
Gainwell Acquisition Corp., 8.43%, due 10/01/27	1.3%
AI Aqua Merger Sub, Inc.	1.3%
Boxer Parent Co., Inc., 8.34%	1.2%

C000164161
Shareholder Report [Line Items]
Fund Name	SPDR DoubleLine Emerging Markets Fixed Income ETF
Trading Symbol	EMTL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR DoubleLine Emerging Markets Fixed Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Emerging Markets Fixed Income ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 89,471,869
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$89,471,869 Number of Portfolio Holdings126 Portfolio Turnover Rate23%
Holdings [Text Block]

Top Ten Countries

Country	%
Mexico	15.0%
Peru	14.9%
India	10.6%
Colombia	10.0%
Chile	9.9%
Brazil	9.2%
Indonesia	7.5%
Singapore	7.4%
Paraguay	4.3%
Panama	2.6%

Top Ten Holdings

Holdings	%
Oversea-Chinese Banking Corp. Ltd., 1.83%, due 09/10/30	2.5%
Pertamina Persero PT, 1.40%, due 02/09/26	2.5%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.75%, due 05/15/25	2.5%
MEGlobal Canada ULC, 5.00%, due 05/18/25	2.5%
DBS Group Holdings Ltd., 1.82%, due 03/10/31	2.4%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 01/31/41	2.4%
Banco Internacional del Peru SAA Interbank, 4.00%, due 07/08/30	2.3%
Bharti Airtel Ltd., 4.38%, due 06/10/25	2.2%
Guara Norte SARL, 5.20%, due 06/15/34	2.2%
Cometa Energia SA de CV, 6.38%, due 04/24/35	2.1%

C000164160
Shareholder Report [Line Items]
Fund Name	SPDR DoubleLine Short Duration Total Return Tactical ETF
Trading Symbol	STOT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR DoubleLine Short Duration Total Return Tactical ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Short Duration Total Return Tactical ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 173,027,578
Holdings Count | Holding	419
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$173,027,578 Number of Portfolio Holdings419 Portfolio Turnover Rate38%
Holdings [Text Block]

Top Security Type

Asset	%
U.S. Treasury Obligations	29.8%
Asset-Backed Securities	23.2%
Corporate Bonds & Notes	16.0%
Mortgage-Backed Securities	10.6%
Short-Term Investments	6.6%
Commercial Mortgage Backed Securities	6.5%
U.S. Government Agency Obligations	3.9%
Senior Floating Rate Loans	2.8%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 0.63%, due 07/31/26	10.4%
U.S. Treasury Notes, 0.75%, due 01/31/28	8.0%
U.S. Treasury Notes, 0.50%, due 06/30/27	6.3%
U.S. Treasury Notes, 0.63%, due 03/31/27	3.6%
U.S. Treasury Notes, 0.88%, due 11/15/30	1.4%
Regatta XXIII Funding Ltd., Class A1, 6.03%, due 01/20/35	1.3%
Citigroup Mortgage Loan Trust, Inc., Class 2A1A, 5.23%, due 07/25/37	1.3%
Luminent Mortgage Trust, Class 1A1, 4.77%, due 11/25/36	1.2%
Marble Point CLO XXI Ltd., Class A1, 6.15%, due 10/17/34	1.2%
Park Avenue Institutional Advisers CLO Ltd., Class A1A, 6.27%, due 01/20/34	0.9%

C000144728
Shareholder Report [Line Items]
Fund Name	SPDR DoubleLine Total Return Tactical ETF
Trading Symbol	TOTL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR DoubleLine Total Return Tactical ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Total Return Tactical ETF	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 3,383,503,449
Holdings Count | Holding	1,489
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,383,503,449 Number of Portfolio Holdings1,489 Portfolio Turnover Rate16%
Holdings [Text Block]

Top Security Type

Asset	%
U.S. Government Agency Obligations	33.6%
U.S. Treasury Obligations	19.7%
Asset-Backed Securities	13.7%
Mortgage-Backed Securities	13.1%
Corporate Bonds & Notes	12.1%
Commercial Mortgage Backed Securities	2.8%
Senior Floating Rate Loans	2.0%
Short-Term Investments	1.8%
Foreign Government Obligations	0.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 0.75%, due 01/31/28	5.4%
U.S. Treasury Notes, 0.88%, due 09/30/26	2.7%
U.S. Treasury Notes, 0.63%, due 08/15/30	2.6%
U.S. Treasury Notes, 0.75%, due 03/31/26	2.3%
U.S. Treasury Notes, 0.75%, due 05/31/26	1.9%
U.S. Treasury Notes, 0.88%, due 11/15/30	1.8%
U.S. Treasury Notes, 0.38%, due 11/30/25	1.7%
U.S. Treasury Notes, 0.38%, due 04/30/25	1.5%
Federal Home Loan Mortgage Corp., 5.50%, due 07/01/54	1.5%
Federal Home Loan Mortgage Corp., 5.50%, due 10/01/54	1.0%

C000229692
Shareholder Report [Line Items]
Fund Name	SPDR Loomis Sayles Opportunistic Bond ETF
Trading Symbol	OBND
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Loomis Sayles Opportunistic Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Loomis Sayles Opportunistic Bond ETF	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 48,802,166
Holdings Count | Holding	509
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$48,802,166 Number of Portfolio Holdings509 Portfolio Turnover Rate51%
Holdings [Text Block]

Top Security Type

Asset	%
Corporate Bonds & Notes	58.0%
Senior Floating Rate Loans	20.5%
Mutual Funds and Exchange Traded Products	7.6%
Asset-Backed Securities	7.5%
Short-Term Investments	7.1%
Convertible Bonds	1.0%
Commercial Mortgage Backed Securities	0.2%
Convertible Preferred Stocks	0.1%

Top Ten Holdings

Holdings	%
SPDR Blackstone Senior Loan ETF	4.9%
Invesco Senior Loan ETF	2.8%
Barclays PLC, 7.12%, due 06/27/34	0.9%
UniCredit SpA, 7.30%, due 04/02/34	0.9%
S&S Holdings LLC, 9.60%, due 10/01/31	0.8%
OHA Credit Partners XVII Ltd., Class E, 9.40%, due 01/18/38	0.7%
Bank of America Corp., 5.72%, due 04/02/26	0.6%
Bank of America Corp., 6.20%, due 11/10/28	0.6%
CHG Healthcare Services, Inc., 7.40%, due 09/29/28	0.6%
Galaxy U.S. Opco, Inc.	0.6%

C000231369
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen Municipal Bond ESG ETF
Trading Symbol	MBNE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ESG ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ESG ETF	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 39,831,599
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$39,831,599 Number of Portfolio Holdings97 Portfolio Turnover Rate20%
Holdings [Text Block]

Top Ten States

State	%
New York	10.0%
Texas	7.8%
Florida	7.4%
Washington	6.8%
Wisconsin	6.7%
Connecticut	5.1%
Pennsylvania	4.9%
Illinois	4.9%
South Carolina	4.5%
Oregon	3.7%

Top Ten Holdings

Holdings	%
South Carolina Public Service Authority Revenue, SC, 5.00%, due 12/01/40	2.5%
Idaho Housing & Finance Association Revenue, ID, 4.00%, due 08/15/48	2.4%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 5.00%, due 11/01/26	2.3%
City of Dallas, General Obligation, TX, 3.13%, due 02/15/35	2.2%
Pennsylvania Turnpike Commission Revenue, PA, 6.00%, due 12/01/30	2.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates, Class AUS, 4.16%, due 05/25/41	2.2%
South Carolina Jobs-Economic Development Authority Revenue, SC, 5.00%, due 11/01/39	2.1%
Medford Hospital Facilities Authority Revenue, OR, 5.00%, due 08/15/37	2.0%
Wisconsin Health & Educational Facilities Authority Revenue, WI, 4.00%, due 04/01/39	1.9%
Hillsborough County Industrial Development Authority Revenue, FL, 5.00%, due 11/15/29	1.9%

C000225200
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen Municipal Bond ETF
Trading Symbol	MBND
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ETF	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 53,471,903
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$53,471,903 Number of Portfolio Holdings119 Portfolio Turnover Rate23%
Holdings [Text Block]

Top Ten States

State	%
Texas	11.0%
California	9.2%
Florida	5.8%
Michigan	5.6%
Illinois	5.3%
Colorado	4.4%
Washington	4.2%
Pennsylvania	4.2%
New York	4.0%
Alabama	3.7%

Top Ten Holdings

Holdings	%
County of Hamilton Revenue, OH, 4.10%, due 08/15/51	2.1%
California Community Choice Financing Authority Revenue, CA, 5.00%, due 09/01/32	2.0%
Southfield Public Schools, General Obligation, MI, 5.00%, due 05/01/46	2.0%
City of New York, General Obligation, NY, 4.00%, due 08/01/37	1.9%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates, Class AUS, 4.16%, due 05/25/41	1.9%
New Mexico Hospital Equipment Loan Council Revenue, NM, 4.00%, due 08/01/39	1.8%
Medford Hospital Facilities Authority Revenue, OR, 5.00%, due 08/15/32	1.8%
Park Hill School District of Platte County, General Obligation, MO, 3.00%, due 03/01/32	1.8%
Spring Independent School District, General Obligation, TX, 5.00%, due 08/15/30	1.6%
Louisiana Stadium & Exposition District Revenue, LA, 5.00%, due 07/01/39	1.6%

C000173571
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Fixed Income Sector Rotation ETF
Trading Symbol	FISR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA Fixed Income Sector Rotation ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Fixed Income Sector Rotation ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 294,457,255
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$294,457,255 Number of Portfolio Holdings8 Portfolio Turnover Rate57%
Holdings [Text Block]

Asset Allocation

Asset Type	%
Domestic Fixed Income	100.0%
Short-Term Investments	6.4%

Top Holdings

Holdings	%
SPDR Portfolio Intermediate Term Treasury ETF	48.9%
SPDR Portfolio Mortgage Backed Bond ETF	32.3%
SPDR Bloomberg High Yield Bond ETF	6.5%
SPDR Portfolio Long Term Corporate Bond ETF	4.9%
SPDR Portfolio Long Term Treasury ETF	3.8%
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.6%

C000101919
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Global Allocation ETF
Trading Symbol	GAL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA Global Allocation ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Global Allocation ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 241,112,086
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$241,112,086 Number of Portfolio Holdings23 Portfolio Turnover Rate54%
Holdings [Text Block]

Asset Allocation

Asset Type	%
Domestic Equity	32.5%
Short-Term Investments	24.7%
International Equity	24.5%
Domestic Fixed Income	23.5%
International Fixed Income	7.6%
Inflation Linked	4.1%

Top Ten Holdings

Holdings	%
SPDR S&P 500 ETF Trust	20.7%
SPDR Portfolio Developed World ex-U.S. ETF	10.8%
SPDR Portfolio Emerging Markets ETF	10.7%
SPDR Portfolio Aggregate Bond ETF	8.1%
SPDR Bloomberg High Yield Bond ETF	7.7%
SPDR Bloomberg 1-10 Year TIPS ETF	4.1%
SPDR Portfolio S&P 600 Small Cap ETF	3.9%
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1%
SPDR Bloomberg Emerging Markets Local Bond ETF	3.0%
SPDR Bloomberg International Corporate Bond ETF	3.0%

C000101917
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Income Allocation ETF
Trading Symbol	INKM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA Income Allocation ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Income Allocation ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 72,277,883
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$72,277,883 Number of Portfolio Holdings20 Portfolio Turnover Rate36%
Holdings [Text Block]

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.1%
Domestic Equity	23.2%
Short-Term Investments	19.7%
International Fixed Income	15.2%
International Equity	9.5%
Inflation Linked	3.1%
Real Estate	1.9%

Top Ten Holdings

Holdings	%
SPDR Bloomberg High Yield Bond ETF	13.7%
SPDR Portfolio Long Term Treasury ETF	11.3%
SPDR S&P Global Infrastructure ETF	8.0%
Schwab U.S. Dividend Equity ETF	7.7%
SPDR Portfolio S&P 500 High Dividend ETF	7.6%
SPDR Bloomberg 1-3 Month T-Bills ETF	7.2%
SPDR Blackstone Senior Loan ETF	6.2%
SPDR Bloomberg Emerging Markets Local Bond ETF	6.1%
SPDR Bloomberg Emerging Markets USD Bond ETF	6.1%
SPDR ICE Preferred Securities ETF	6.1%

C000101916
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Multi-Asset Real Return ETF
Trading Symbol	RLY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA Multi-Asset Real Return ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Multi-Asset Real Return ETF	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 487,882,611
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$487,882,611 Number of Portfolio Holdings13 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Allocation

Asset Type	%
Natural Resources	28.6%
Domestic Fixed Income	24.8%
International Equity	23.9%
Inflation Linked	8.6%
Short-Term Investments	7.5%
Domestic Equity	5.9%
International Fixed Income	5.1%
Real Estate	3.0%

Top Ten Holdings

Holdings	%
SPDR S&P Global Natural Resources ETF	25.4%
SPDR S&P Global Infrastructure ETF	23.7%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	22.1%
SPDR Bloomberg 1-10 Year TIPS ETF	8.6%
The Energy Select Sector SPDR Fund	6.0%
SPDR FTSE International Government Inflation-Protected Bond ETF	5.1%
SPDR S&P Metals & Mining ETF	3.2%
SPDR Bloomberg 1-3 Month T-Bills ETF	2.8%
SPDR Dow Jones REIT ETF	2.5%
SPDR Dow Jones International Real Estate ETF	0.5%

C000119098
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Ultra Short Term Bond ETF
Trading Symbol	ULST
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA Ultra Short Term Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Ultra Short Term Bond ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 534,195,872
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$534,195,872 Number of Portfolio Holdings118 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Allocation

Asset	%
Corporate Bonds & Notes	47.0%
U.S. Treasury Obligations	27.0%
Short-Term Investments	15.9%
Asset-Backed Securities	7.8%
Commercial Mortgage Backed Securities	0.8%
Mortgage-Backed Securities	0.6%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.78%, due 01/07/25	15.0%
U.S. Treasury Bills, 4.42%, due 02/27/25	6.3%
U.S. Treasury Notes, 4.46%, due 07/31/25	3.8%
American Express Credit Account Master Trust, Class A, 3.39%, due 05/15/27	3.4%
Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	1.9%
Mercedes-Benz Auto Lease Trust, Class A3, 4.74%, due 01/15/27	1.8%
NTT Finance Corp., 1.16%, due 04/03/26	1.3%
Charles Schwab Corp., 5.88%, due 08/24/26	1.3%
Realty Income Corp., 5.05%, due 01/13/26	1.3%
U.S. Treasury Notes, 4.00%, due 06/30/28	1.2%

C000253545
Shareholder Report [Line Items]
Fund Name	SPDR SSGA US Equity Premium Income ETF
Trading Symbol	SPIN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA US Equity Premium Income ETF (the "Fund") for the period of September 4, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Equity Premium Income ETF	$8	0.25%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.25%
AssetsNet	$ 3,723,410
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,723,410 Number of Portfolio Holdings100 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	13.6%
Software	11.8%
Interactive Media & Services	8.7%
Technology Hardware, Storage and Peripherals	6.7%
Banks	5.4%
Broadline Retail	5.0%
Financial Services	4.5%
Pharmaceuticals	4.4%
Specialty Retail	3.6%
Health Care Equipment & Supplies	2.6%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.8%
Microsoft Corp.	7.2%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	3.6%
Broadcom, Inc.	2.8%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Home Depot, Inc.	1.9%

C000170017
Shareholder Report [Line Items]
Fund Name	SPDR SSGA US Sector Rotation ETF
Trading Symbol	XLSR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA US Sector Rotation ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Sector Rotation ETF	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 664,555,337
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$664,555,337 Number of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Allocation

Asset Type	%
Domestic Equity	100.0%
Short-Term Investments	8.2%

Top Holdings

Holdings	%
The Technology Select Sector SPDR Fund	30.8%
The Financial Select Sector SPDR Fund	24.3%
The Communication Services Select Sector SPDR Fund	23.0%
The Consumer Discretionary Select Sector SPDR Fund	17.9%
The Energy Select Sector SPDR Fund	2.1%
The Industrial Select Sector SPDR Fund	1.9%